FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 12 – FAIR VALUE OF FINANCIAL INSTRUMENTS

As of December 31, 2023, the Company’s marketable securities consist of liquid funds, which have been classified as Level 1 of the fair value hierarchy because they have been valued using quoted prices in active markets. The Company’s cash and cash equivalents have also been classified as Level 1 on the same principle. Financial instruments are classified as current if they are expected to be liquidated within the next twelve months. The Company’s remaining investments have been classified as Level 3 instruments as there is little or no market data. Level 3 investments are valued using cost-method.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2023, and March 31, 2023, and indicates the fair value hierarchy of the valuation techniques the Company used to determine such fair value

(Audited)	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
December 31, 2023

Cash and cash equivalents:	1,650,223	-	-	1,650,223
Total cash and cash equivalents	1,650,223	-	-	1,650,223

Investments:
Marketable securities	4,623	-	-	4,623
Total Investment	4,623	-	-	4,623

(Audited)	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
March 31, 2023

Cash and cash equivalents:	21,378	-	-	21,378
Total cash and cash equivalents	21,378	-	-	21,378

Investments:
Marketable securities	14,415	-	-	14,415
Total Investment	14,415	-	-	14,415

(Unaudited)	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
December 31, 2022

Cash and cash equivalents:	22,662	-	-	22,662
Total cash and cash equivalents	22,662	-	-	22,662

Investments:
Marketable securities	14,128	-	-	14,128
Total Investment	14,128	-	-	14,128